Financial expenses - Additional inforamtion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Financial expenses
Interest related to the installment payment programs for SMT and disputed mining royalties	$ 53.6
Interest related to the ITAN		$ 12.1	$ 3.1	$ 10.4	$ 10.4	$ 10.4
Interest of other taxes related to disputed mining royalty	2.9
Interest associated with disputed mining royalties	$ 1.2
Interest and interest on penalties associated to disputed mining royalties		218.7
Interest on income tax related to disputed mining royalties		75.7
Interest related to the SMT		51.0
Interest paid on royalty installment payment program		6.1
Deferral interest related to the new royalty installment payment programs		5.3
Interest of amended tax return		$ 1.3
Interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties			$ 141.7